CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the period	$ 44,648	$ 38,072	$ 88,769	$ 68,414
Other Comprehensive Income
Amortization of deferred realized losses on cash flow hedges	1,001	1,001	2,003	1,992
Reclassification of unrealized losses to earnings		8,239	184	21,488
Total Other Comprehensive Income	1,001	9,240	2,187	23,480
Comprehensive Income	$ 45,649	$ 47,312	$ 90,956	$ 91,894